Debt - Estimated Maturities of Long-Term Debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
2022	$ 297,324
2023	22,497
2024	22,735
2025	150,526
2026	197,269
Long-term debt	690,351
Secured Debt | Centuri secured revolving credit facility
Debt Instrument [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	103,329
Long-term debt	103,329
Secured Debt | Centuri secured term loan facility
Debt Instrument [Line Items]
2022	11,450
2023	11,450
2024	11,450
2025	11,450
2026	11,450
Long-term debt	57,250
Other debt obligations
Debt Instrument [Line Items]
2022	10,874
2023	11,047
2024	11,285
2025	9,076
2026	7,490
Long-term debt	49,772
Southwest Gas Corporation
Debt Instrument [Line Items]
2022	275,000
2023	0
2024	0
2025	130,000
2026	75,000
Long-term debt	480,000
Southwest Gas Corporation | Debentures
Debt Instrument [Line Items]
2022	275,000
2023	0
2024	0
2025	0
2026	75,000
Long-term debt	350,000
Southwest Gas Corporation | Revolving credit facility and commercial paper
Debt Instrument [Line Items]
2022	0
2023	0
2024	0
2025	130,000
2026	0
Long-term debt	$ 130,000